LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES

NOTE 18 — LEASES

The Company leases office spaces for its headquarter office under non-cancelable operating lease agreement with expiration date in August 2025. Lease expense for the years ended December 31, 2023, 2022 and 2021 was $37,399, $86,911 and $91,386, respectively.

As of December 31, 2023 and 2022, the remaining lease term was 1.7 years and 5 months, respectively. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on actual incremental borrowing for 2023 and based on the benchmark lending rate for three-year loans as published by China’s central bank for 2023 to discount lease payments to present value. The weighted-average discount rate of the Company’s operating leases was 4.75% and 3.85%, as of December 31, 2023 and 2022, respectively.

Supplemental balance sheet information related to operating leases was as follows:

A summary of lease cost is as follows:

	2023	2022	2021
Amortization of right-of-use assets	$37,399	$86,911	$91,386
Interest on lease liabilities	$2,077	$296	$3,145

	December 31,	December 31,
	2023	2022
Right-of-use assets	$102,509	$13,107

Lease liabilities, current	63,410	10,887
Lease liabilities, non-current	32,525	-
Total lease liabilities	$95,935	$10,887

As of December 31, 2023, maturities of lease liability were as follows:

As of
December 31,
Twelve months ending December 31,	2023
2024	$66,335
2025	33,122
Total Future minimum lease payments	99,457
Less: Imputed interest	(3,522)
Total	$95,935